Schedule of Investments (unaudited)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Argentina — 0.9%
Agua y Saneamientos Argentinos SA, 6.63%, 02/01/23 (Call 08/09/21)(a)	$150	$82,247
Arcor SAIC, 6.00%, 07/06/23(a)	300	296,681
Arcos Dorados Holdings Inc., 5.88%, 04/04/27 (Call 04/04/22)(a)(b)	200	209,725
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)	400	391,900
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 02/01/22)(a)	300	231,900
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/22)(a)	400	357,500
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/22)(a)	300	281,775
YPF SA
6.95%, 07/21/27(a)	450	315,928
7.00%, 12/15/47 (Call 06/15/47)(a)	300	194,306
8.50%, 07/28/25(a)	600	468,113
8.75%, 04/04/24(a)	491	435,855
YPF Sociedad Anonima
1.50%, 09/30/33	300	157,650
2.50%, 06/30/29	375	245,461
9.00%, 02/12/26	400	336,000
		4,005,041
Azerbaijan — 0.4%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(a)	550	551,547
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	1,000	1,182,375
		1,733,922
Bahrain — 0.3%
BBK BSC, 5.50%, 07/09/24(a)	400	421,575
GFH Sukuk Ltd., 7.50%, 01/28/25(a)	200	202,225
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(a)	600	663,675
		1,287,475
Brazil — 10.7%
Adecoagro SA, 6.00%, 09/21/27	200	211,100
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28	400	417,600
Atento Luxco 1 SA, 8.00%, 02/10/26.	300	330,465
Azul Investments LLP, 7.25%, 06/15/26 (Call 06/15/24)(b)(c)	400	374,810
B2W Digital Lux Sarl, 4.38%, 12/20/30 (Call 09/20/30)(a)(b)	400	399,825
Banco Bradesco SA/Cayman Islands, 3.20%, 01/27/25(a)	400	410,125
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(a)(b)	200	193,870
4.50%, 01/10/25 (Call 12/10/24)(a)	600	621,300
7.75%, 02/15/29 (Call 02/15/24)(a)(d)	200	214,163
Banco do Brasil SA/Cayman
4.63%, 01/15/25(a)	600	635,490
4.63%, 10/29/49(a)	600	651,300
4.75%, 03/20/24(a)	400	424,880
4.88%, 04/19/23(a)	400	421,325
6.25%, (Call 04/15/24)(a)(d)(e)	1,000	1,008,000
9.00%, (Call 06/18/24)(a)(b)(d)(e)	1,200	1,337,850
Banco Safra SA/Cayman Islands, 4.13%, 02/08/23(a)(b)	200	206,475
Banco Votorantim SA, 4.38%, 07/29/25(a)	400	414,200
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(a)	400	510,500
Braskem Finance Ltd., 6.45%, 02/03/24.	400	443,575
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(a)	600	633,030
4.50%, 01/31/30(a)(b)	800	841,000
5.88%, 01/31/50(a)	400	445,500
8.50%, 01/23/81 (Call 10/24/25)(a)(d)	200	230,537
	Par
Security	(000)	Value

Brazil (continued)
BRF SA
4.88%, 01/24/30 (Call 10/24/29)(a)	$400	$414,100
5.75%, 09/21/50 (Call 03/21/50)(a)	400	405,450
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(a)	800	918,000
Centrais Eletricas Brasileiras SA
3.63%, 02/04/25(a)	200	206,400
4.63%, 02/04/30(a)	400	409,075
Cosan Luxembourg SA, 7.00%, 01/20/27 (Call 01/20/22)(a)	600	633,112
Cosan SA, 5.50%, 09/20/29 (Call 09/20/24)(a)	400	430,200
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(a)	800	880,000
CSN Islands XII Corp., 7.00%, (Call 09/23/21)(a)(b)(e)	600	600,300
CSN Resources SA
4.63%, 06/10/31 (Call 06/10/26)(b)(c)	400	413,500
7.63%, 04/17/26 (Call 04/17/22)(a)(b)	200	212,750
Embraer Netherlands Finance BV
5.05%, 06/15/25	600	628,920
5.40%, 02/01/27	300	316,575
FS Luxembourg Sarl, 10.00%, 12/15/25.	400	446,450
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(a)	200	206,538
Gol Finance SA, 7.00%, 01/31/25(a)	300	277,312
Guara Norte Sarl, 5.20%, 06/15/34	589	606,878
Hidrovias International Finance SARL, 4.95%, 02/08/31 (Call 02/08/26)(a)	200	203,000
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 08/30/21)(a)	400	382,125
Itau Unibanco Holding SA/Cayman Island
3.25%, 01/24/25(a)	400	408,325
3.88%, 04/15/31 (Call 01/15/26)(a)(d)	200	197,813
4.50%, 11/21/29 (Call 11/21/24)(a)(b)(d)	400	407,825
4.63%, (Call 02/27/25)(a)(d)(e)	400	382,450
5.13%, 05/13/23(a)(b)	920	966,460
6.13%, (Call 12/12/22)(a)(d)(e)	600	605,310
6.50%, (Call 03/19/23)(a)(b)(d)(e)	400	409,325
JBS Finance Luxembourg Sarl, 3.63%, 01/15/32 (Call 01/15/27)(b)(c)	600	600,000
JBS USA Food Co.
5.75%, 01/15/28(a)	600	632,700
7.75%, 01/15/26(a)	400	423,500
JBS USA LUX SA/JBS USA Finance Inc., 6.75%, 02/15/28 (Call 02/15/23)(a)(b)	500	546,969
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 3.75%, 12/01/31 (Call 12/01/26)(c)	200	205,500
JSM Global Sarl, 4.75%, 10/20/30(a)	200	206,975
Klabin Austria GmbH
5.75%, 04/03/29 (Call 01/03/29)(a)	400	456,325
7.00%, 04/03/49 (Call 10/03/48)(a)	400	506,720
Klabin Finance SA, 4.88%, 09/19/27(a)	200	221,770
Light Servicos de Eletricidade SA/Light Energia SA, 4.38%, 06/18/26 (Call 06/18/24)(c)	400	404,120
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(a)	800	773,600
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(c)	800	831,760
Minerva Luxembourg SA
4.38%, 03/18/31 (Call 03/18/26)(c)	400	392,625
4.38%, 03/18/31(a)	200	196,250
Movida Europe SA, 5.25%, 02/08/31 (Call 02/08/26)(a)	200	202,225
Natura Cosmeticos SA
4.13%, 05/03/28 (Call 03/03/28)(c)	400	409,700
4.13%, 05/03/28 (Call 03/03/28)(a)	200	204,850

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Brazil (continued)
NBM U.S. Holdings Inc.
6.63%, 08/06/29 (Call 08/06/24)(a)	$400	$447,075
7.00%, 05/14/26 (Call 05/14/22)(a)	400	426,960
Odebrecht Drilling Norbe VIII/IX Ltd., 7.35%, (7.35% PIK), 12/01/26 (Call 08/30/21)(a)(b)(f)	479	254,253
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58 (Call 08/30/21)(a)(g)	800	7,600
Odebrecht Offshore Drilling Finance Ltd., 7.72%, (7.72% PIK), 12/01/26 (Call 12/01/21)(a)(f)	856	206,515
Oi SA, 10.00%, (12.00% PIK), 07/27/25(f)	800	786,400
Petrobras Global Finance BV
4.38%, 05/20/23	400	421,800
5.09%, 01/15/30(b)	865	933,837
5.30%, 01/27/25	500	560,094
5.50%, 06/10/51 (Call 12/10/50)	700	688,625
5.60%, 01/03/31 (Call 10/03/30)	1,000	1,111,750
5.75%, 02/01/29	500	564,000
6.00%, 01/27/28	918	1,045,143
6.25%, 03/17/24	200	223,975
6.75%, 01/27/41	600	700,050
6.75%, 06/03/50 (Call 12/03/49)	400	457,000
6.85%, 06/05/2115(b)	1,100	1,221,918
6.88%, 01/20/40	500	591,500
6.90%, 03/19/49	600	702,030
7.25%, 03/17/44	786	945,656
7.38%, 01/17/27	651	789,110
8.75%, 05/23/26	379	483,793
Petrorio Luxembourg Sarl, 6.13%, 06/09/26 (Call 06/09/24)(c)	400	411,540
Rede D’or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(a)	200	203,313
4.95%, 01/17/28 (Call 10/17/27)(a)	800	845,650
Rumo Luxembourg Sarl
5.25%, 01/10/28 (Call 01/10/24)(a)	400	426,420
5.88%, 01/18/25 (Call 01/18/22)(a)(b)	200	208,538
Simpar Europe SA, 5.20%, 01/26/31	400	408,450
StoneCo Ltd., 3.95%, 06/16/28 (Call 05/16/28)(c)	300	297,000
Ultrapar International SA
5.25%, 10/06/26(a)	400	440,575
5.25%, 06/06/29(a)(b)	400	431,825
Unigel Luxembourg SA, 8.75%, 10/01/26 (Call 10/01/22)(a)(b)	200	215,725
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(a)	400	429,950
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(c)	400	390,620
		48,839,392
Canada — 0.2%
Shui On Development Holding Ltd., 5.75%, 11/12/23 (Call 11/12/21)(a)	600	612,750
Turkiye Vakiflar Bankasi TAO, 6.50%, 01/08/26(a)	400	410,125
		1,022,875
Chile — 0.3%
AES Gener SA, 7.13%, 03/26/79 (Call 04/07/24)(a)(d)	400	420,950
Empresa Electrica Guacolda SA, 4.56%, 04/30/25 (Call 01/30/25)(a)	200	111,688
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 11/26/21)(a)	200	211,163
VTR Comunicaciones SpA, 5.13%, 01/15/28 (Call 07/15/23)(a)(b)	400	417,400
VTR Finance NV, 6.38%, 07/15/28 (Call 07/15/23)(a)	200	211,912
		1,373,113
	Par
Security	(000)	Value

China — 4.5%
Agile Group Holdings Ltd., 7.88%, (Call 07/31/24)(a)(d)(e)	$800	$755,900
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(a)(d)(e)	1,700	1,769,381
Beijing Enterprises Water Capital Management Holdings Ltd., 4.95%, 05/02/23(a)	200	205,287
Central Plaza Development Ltd., 5.75%, (Call 11/14/24)(a)(d)(e)	200	180,725
China Evergrande Group
7.50%, 06/28/23 (Call 08/30/21)(a)	700	297,500
8.75%, 06/28/25 (Call 08/30/21)(a)	2,400	990,000
10.50%, 04/11/24 (Call 04/11/22)(a)	400	164,000
China SCE Group Holdings Ltd.
7.00%, 05/02/25 (Call 05/02/23)(a)	200	191,250
7.38%, 04/09/24 (Call 04/09/22)(a)	400	399,950
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(a)	400	417,700
CIFI Holdings Group Co. Ltd.
5.95%, 10/20/25 (Call 07/20/23)(a)	400	407,950
6.00%, 07/16/25 (Call 01/16/23)(a)	200	203,975
6.45%, 11/07/24 (Call 11/07/22)(a)	400	414,700
Easy Tactic Ltd.
5.88%, 02/13/23 (Call 08/30/21)(a)	400	290,500
11.75%, 08/02/23(a)	200	149,100
Easy Trade Global Co.Ltd., 4.00%, 11/10/25(a)	200	203,350
ENN Clean Energy International Investment Ltd.
3.38%, 05/12/26 (Call 05/12/24)(c)	200	203,194
3.38%, 05/12/26 (Call 05/12/24)(a)	200	203,194
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/18/24)(a)	400	396,125
5.95%, 10/19/25 (Call 10/19/23)(a)	400	408,325
Franshion Brilliant Ltd., 5.75%, (Call 01/17/22)(a)(d)(e)	200	193,725
Greenland Global Investment Ltd., 5.88%, 07/03/24(a)	200	150,288
Huarong Finance 2017 Co. Ltd.
4.00%, (Call 11/07/22)(a)(d)(e)	400	270,500
4.50%, (Call 01/24/22)(a)(d)(e)	700	546,000
Huarong Finance II Co. Ltd., 2.88%, (Call 09/14/21)(a)(d)(e)	200	195,500
Kaisa Group Holdings Ltd.
9.38%, 06/30/24 (Call 08/30/21)(a)	1,150	891,825
9.75%, 09/28/23 (Call 09/28/22)(a)	400	327,325
9.95%, 07/23/25 (Call 01/23/23)(a)	400	298,200
10.50%, 01/15/25 (Call 01/15/23)(a)	200	153,725
10.88%, 07/23/23 (Call 08/30/21)(a)	400	338,950
11.25%, 04/16/25 (Call 04/16/23)(a)	400	311,825
11.70%, 11/11/25 (Call 11/11/23)(a)	450	347,625
11.95%, 11/12/23 (Call 11/12/21)(a)	400	343,075
KWG Group Holdings Ltd., 5.88%, 11/10/24 (Call 11/10/21)(a)	400	383,825
Lenovo Group Ltd.
4.75%, 03/29/23(a)	400	420,700
5.88%, 04/24/25(a)	600	680,737
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 (Call 01/12/24)(a)	200	196,500
Scenery Journey Ltd., 13.75%, 11/06/23 (Call 11/06/21)(a)	300	107,775
Shui On Development Holding Ltd.
6.15%, 08/24/24 (Call 08/24/22)(a)	200	205,000
6.40%, (Call 06/20/22)(a)(d)(e)	200	200,975
Sino-Ocean Land Treasure III Ltd., 4.90%, (Call 09/21/22)(a)(d)(e)	400	346,825
Sunac China Holdings Ltd.
5.95%, 04/26/24 (Call 01/26/23)(a)	400	364,000
6.50%, 07/09/23 (Call 07/09/22)(a)	200	193,000

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

China (continued)
6.50%, 01/10/25 (Call 01/10/23)(a)	$400	$362,575
6.50%, 01/26/26 (Call 01/26/24)(a)	200	177,563
6.65%, 08/03/24 (Call 08/03/22)(a)	600	550,050
7.00%, 07/09/25 (Call 07/09/23)(a)	400	363,000
8.35%, 04/19/23 (Call 08/30/21)(a)	400	398,575
Times China Holdings Ltd.
5.55%, 06/04/24 (Call 06/04/23)(a)	200	188,500
6.75%, 07/08/25 (Call 07/08/23)(a)	400	381,950
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(a)	400	387,575
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(a)(d)(e)	600	611,737
Yancoal International Resources Development Co. Ltd., 3.50%, 11/04/23(a)	400	400,700
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/20/24)(a)	400	400,000
Yuzhou Group Holdings Co. Ltd.
6.35%, 01/13/27 (Call 01/13/25)(a)	200	131,663
7.38%, 01/13/26 (Call 01/13/24)(a)	400	274,000
8.50%, 02/26/24 (Call 02/26/22)(a)	400	328,000
		20,675,894
Colombia — 2.6%
AI Candelaria Spain SLU, 5.75%, 06/15/33 (Call 06/15/28)(c)	400	408,625
Banco Davivienda SA, 6.65%, (Call 04/22/31)(c)(d)(e)	200	210,000
Banco de Bogota SA
4.38%, 08/03/27 (Call 05/03/27)(a)	200	208,000
5.38%, 02/19/23(a)	200	208,162
6.25%, 05/12/26(a)	800	872,200
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)	400	404,000
4.63%, 12/18/29 (Call 12/18/24)(d)	400	401,900
4.88%, 10/18/27 (Call 10/18/22)(d)	400	402,575
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(a)(b)	200	208,038
Ecopetrol SA
4.13%, 01/16/25	800	836,840
5.88%, 09/18/23	1,200	1,290,180
5.88%, 05/28/45	1,500	1,588,770
6.88%, 04/29/30 (Call 01/29/30)	1,400	1,679,580
7.38%, 09/18/43	100	121,955
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(a)	200	202,400
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(a)	600	591,570
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26	400	431,820
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)	400	416,000
6.25%, 03/25/29 (Call 03/25/24)(a)	360	392,692
NagaCorp Ltd., 7.95%, 07/06/24 (Call 07/06/22)(a)	200	202,350
Oleoducto Central SA, 4.00%, 07/14/27 (Call 05/14/27)(a)	200	205,770
SierraCol Energy Andina LLC, 6.00%, 06/15/28 (Call 06/15/24)(c)	200	200,063
Termocandelaria Power Ltd., 7.88%, 01/30/29 (Call 01/30/23)(a)(b)	370	390,997
		11,874,487
Congo — 0.1%
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 06/18/22)(a)	400	424,800

Egypt — 0.1%
Embraer Netherlands Finance BV, 6.95%, 01/17/28(a)	400	451,200

Ghana — 0.4%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(a)	400	394,125
	Par
Security	(000)	Value

Ghana (continued)
Tullow Oil PLC
7.00%, 03/01/25 (Call 08/31/21)(a)	$400	$346,125
10.25%, 05/15/26 (Call 05/06/23)(c)	1,000	1,039,250
		1,779,500
Guatemala — 0.2%
Central American Bottling Corp., 5.75%, 01/31/27 (Call 01/31/22)(a)	400	415,700
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(c)	400	433,200
		848,900
Hong Kong — 2.4%
Bank of Communications Hong Kong Ltd., 3.73%, (Call 03/03/25)(a)(d)(e)	250	256,953
Bank of East Asia Ltd. (The)
5.63%, (Call 05/18/22)(a)(d)(e)	400	409,825
5.83%, (Call 10/21/25)(a)(d)(e)	500	537,500
5.88%, (Call 09/19/24)(a)(d)(e)	250	267,078
CAS Capital No. 1 Ltd., 4.00%, (Call 07/12/26)(a)(d)(e)	400	402,000
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(a)	400	399,500
Celestial Dynasty Ltd., 4.25%, 06/27/29(a)	800	840,150
Celestial Miles Ltd., 5.75%, (Call 01/31/24)(a)(d)(e)	200	211,350
China CITIC Bank International Ltd.
4.25%, (Call 10/11/21)(a)(d)(e)	200	200,913
7.10%, (Call 11/06/23)(a)(d)(e)	400	437,700
FWD Group Ltd.
0.00%, (Call 06/15/22)(a)(d)(e)(g)	200	189,975
5.75%, 07/09/24(a)	200	206,350
6.38%, (Call 09/13/24)(a)(d)(e)	800	824,400
Henderson Land MTN Ltd., 2.38%, 05/27/25(a)	400	404,075
Li & Fung Ltd., 5.25%, (Call 11/03/21)(a)(e)	200	147,475
Nanyang Commercial Bank Ltd., 5.00%, (Call 06/02/22)(a)(d)(e)	600	603,750
New World China Land Ltd., 4.75%, 01/23/27(a)	400	430,950
NWD Finance BVI Ltd.
4.13%, (Call 03/10/28)(a)(d)(e)	400	403,000
4.80%, (Call 09/09/23)(a)(e)	200	200,663
5.25%, (Call 03/22/26)(a)(d)(e)	600	641,737
5.75%, (Call 10/05/21)(a)(e)	400	402,075
6.25%, (Call 03/07/24)(a)(e)	800	837,900
NWD MTN Ltd.
4.13%, 07/18/29(a)	800	838,900
4.50%, 05/19/30(a)	200	214,287
PCPD Capital Co., 5.13%, 06/18/26	400	406,125
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(c)	400	399,064
		11,113,695
India — 1.9%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(a)	600	633,744
5.95%, 07/31/24(a)	425	451,244
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(a)	200	217,287
Continuum Energy Levanter, 4.50%, 02/09/27	400	401,450
Delhi International Airport Ltd.
6.13%, 10/31/26(a)	200	196,475
6.45%, 06/04/29(a)	400	387,700
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(a)	200	143,225
Greenko Dutch BV
3.85%, 03/29/26 (Call 03/29/23)(a)	200	201,162
3.85%, 03/29/26 (Call 03/29/23)(c)	400	402,325

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

India (continued)
Greenko Investment Co., 4.88%, 08/16/23 (Call 08/30/21)(a)	$200	$201,537
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25(a)	400	405,125
5.95%, 07/29/26 (Call 07/29/22)(a)	200	211,975
JSW Hydro Energy Ltd.
4.13%, 05/18/31 (Call 05/18/26)(c)	200	198,313
4.13%, 05/18/31 (Call 05/18/26)(a)	200	198,313
JSW Steel Ltd., 5.95%, 04/18/24(a)	400	418,700
Network i2i Ltd.
3.98%, (Call 03/03/26)(a)(d)(e)	200	197,975
5.65%, (Call 01/15/25)(a)(d)(e)	600	630,487
Periama Holdings LLC/DE, 5.95%, 04/19/26(a)	200	211,161
ReNew Power Synthetic, 6.67%, 03/12/24 (Call 08/31/21)(a)	200	207,250
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(c)	400	403,500
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24.	400	396,950
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(c)	600	565,500
8.95%, 03/11/25 (Call 09/11/24)(a)	200	188,500
9.25%, 04/23/26 (Call 04/23/23)(a)	200	164,163
13.88%, 01/21/24 (Call 12/21/22)(a)	400	421,200
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/31/21)(a)	600	477,675
7.13%, 05/31/23(a)	300	272,025
		8,804,961
Indonesia — 0.7%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(a)	500	507,125
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(a)	200	204,084
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(a)	800	796,900
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(a)	200	201,413
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(a)(b)	800	850,150
Saka Energi Indonesia PT, 4.45%, 05/05/24(a)	400	366,450
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33 (Call 04/24/26)(a)	355	401,852
		3,327,974
Israel — 2.1%
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(c)	300	305,944
4.88%, 03/30/26 (Call 12/30/25)(c)	300	306,900
5.38%, 03/30/28 (Call 09/30/27)(c)	400	408,100
5.88%, 03/30/31 (Call 09/30/30)(c)	300	307,125
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(c)	200	208,288
6.13%, 06/30/25 (Call 03/30/25)(c)	300	326,400
6.50%, 06/30/27 (Call 12/30/26)(c)	400	440,575
6.75%, 06/30/30 (Call 12/30/29)(c)	300	336,150
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(b)	500	550,000
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	1,675	1,655,737
3.15%, 10/01/26	2,000	1,915,450
4.10%, 10/01/46	1,050	912,187
6.00%, 04/15/24 (Call 01/15/24)	600	629,250
6.75%, 03/01/28 (Call 12/01/27)(b)	600	666,488
7.13%, 01/31/25 (Call 10/31/24)	600	657,045
		9,625,639
	Par
Security	(000)	Value

Jamaica — 0.3%
Digicel Group Holdings Ltd., 10.00%, (2.00% PIK), 04/01/24 (Call 08/16/21)(f)	$668	$649,259
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/24 (Call 08/16/21)(a)	550	571,600
Digicel Ltd., 6.75%, 03/01/23 (Call 08/16/21)(a)	400	379,000
		1,599,859
Kuwait — 0.2%
Burgan Bank SAK, 5.75%, (Call 07/09/24)(a)(d)(e)	400	405,075
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	400	393,450
4.50%, 02/23/27(a)	200	194,725
		993,250
Luxembourg — 0.4%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)	600	589,500
7.50%, 05/15/26 (Call 08/13/21)(a)	1,400	1,452,878
		2,042,378
Macau — 1.6%
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 08/30/21)(a)	200	203,250
5.25%, 04/26/26 (Call 04/26/22)(a)	800	820,000
5.38%, 12/04/29 (Call 12/04/24)(a)	600	620,250
5.63%, 07/17/27 (Call 07/17/22)(a)	200	207,162
5.75%, 07/21/28 (Call 07/21/23)(a)	400	414,500
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(c)	200	201,500
4.75%, 02/01/27 (Call 02/01/24)(a)	200	201,500
5.25%, 06/18/25 (Call 06/18/22)(a)	400	411,200
5.38%, 05/15/24 (Call 08/09/21)(a)	600	613,050
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	200	198,163
6.00%, 07/15/25 (Call 07/15/22)(a)	400	416,300
6.50%, 01/15/28 (Call 07/15/23)(a)	400	421,000
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 08/30/21)(a)	400	401,950
5.13%, 12/15/29 (Call 12/15/24)(a)	600	606,000
5.50%, 01/15/26 (Call 06/15/22)(a)	200	206,250
5.50%, 10/01/27 (Call 10/01/22)(a)	400	411,180
5.63%, 08/26/28 (Call 08/26/23)(a)	800	820,000
		7,173,255
Mexico — 7.9%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, (Call 09/27/24)(a)(d)(e)	300	320,963
7.50%, (Call 06/27/29)(a)(d)(e)	400	451,650
7.63%, (Call 01/06/28)(a)(e)	200	226,500
8.38%, 12/31/99	200	241,538
BBVA Bancomer SA/Texas
5.13%, 01/18/33 (Call 01/17/28)(a)(d)	600	618,750
5.88%, 09/13/34 (Call 09/13/29)(a)(d)	350	381,675
Braskem Idesa SAPI, 7.45%, 11/15/29 (Call 11/15/24)(a)(b)	600	620,400
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(a)	1,000	1,028,050
5.13%, (Call 06/08/26)(c)(d)(e)	500	521,155
5.20%, 09/17/30 (Call 09/17/25)(a)	600	657,675
5.45%, 11/19/29 (Call 11/19/24)(a)	600	657,750
7.38%, 06/05/27 (Call 06/05/23)(a)	400	451,200
Credito Real SAB de CV, 8.00%, 01/21/28	400	338,312
Grupo Bimbo SAB de CV, 5.95%, (Call 04/17/23)(a)(d)(e)	400	421,325
Nemak SAB de CV, 3.63%, 06/28/31 (Call 03/28/31)(c)	200	200,250

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mexico (continued)
Petroleos Mexicanos
4.50%, 01/23/26(b)	$650	$657,768
4.88%, 01/18/24	600	626,175
5.35%, 02/12/28(b)	1,200	1,187,580
5.95%, 01/28/31 (Call 10/28/30)	2,133	2,088,740
6.35%, 02/12/48	1,650	1,407,656
6.38%, 01/23/45(b)	895	769,991
6.49%, 01/23/27 (Call 11/23/26)(b)	1,350	1,428,908
6.50%, 03/13/27(b)	2,800	2,965,200
6.50%, 01/23/29(b)	1,100	1,137,565
6.50%, 06/02/41	900	811,856
6.63%, 06/15/35	1,500	1,448,737
6.75%, 09/21/47(b)	3,000	2,659,350
6.84%, 01/23/30 (Call 10/23/29)	2,450	2,546,652
6.88%, 10/16/25	800	882,000
6.88%, 08/04/26	1,630	1,784,850
6.95%, 01/28/60 (Call 07/28/59)	2,050	1,824,295
7.69%, 01/23/50 (Call 07/23/49)(b)	4,325	4,172,055
Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25(a)	400	425,490
Unifin Financiera SAB de CV, 9.88%, 01/28/29 (Call 01/28/25)(a)(b)	200	197,500
		36,159,561
Morocco — 0.4%
OCP SA
3.75%, 06/23/31 (Call 03/23/31)(b)(c)	400	405,125
4.50%, 10/22/25(a)	200	216,460
5.13%, 06/23/51 (Call 12/23/50)(b)(c)	400	408,250
5.63%, 04/25/24(a)	300	328,462
6.88%, 04/25/44(a)	400	491,000
		1,849,297
Nigeria — 0.3%
IHS Netherlands Holdco BV
7.13%, 03/18/25 (Call 09/18/21)(a)	200	206,625
8.00%, 09/18/27 (Call 09/18/22)(a)	600	642,188
SEPLAT Energy PLC
7.75%, 04/01/26 (Call 04/01/23)(c)	200	207,740
7.75%, 04/01/26 (Call 04/01/23)(a)	200	207,740
		1,264,293
Oman — 0.3%
Bank Muscat SAOG, 4.75%, 03/17/26(a)	400	411,625
National Bank of Oman SAOG, 5.63%, 09/25/23(a)	200	209,350
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(a)	400	423,200
6.63%, 04/24/28(a)	500	549,156
		1,593,331
Panama — 0.4%
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)	800	846,800
7.50%, 10/15/26 (Call 10/15/21)(a)	200	208,968
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(a)	400	421,200
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(a)	200	209,860
		1,686,828
Paraguay — 0.2%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(g)	486	366,048
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27(a)	400	418,500
		784,548
	Par
Security	(000)	Value

Peru — 0.6%
Cia de Minas Buenaventura SAA, 5.50%, 07/23/26 (Call 07/23/23)(c)	$200	$190,500
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(a)	400	393,000
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(a)(b)	400	405,075
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(c)	400	393,480
Nexa Resources SA
5.38%, 05/04/27 (Call 02/04/27)(a)	400	418,500
6.50%, 01/18/28 (Call 10/18/27)(a)	200	219,850
Orazul Energy Egenor SCA, 5.63%, 04/28/27 (Call 04/28/22)(a)	200	201,850
Peru LNG Srl, 5.38%, 03/22/30(a)	400	308,000
		2,530,255
Philippines — 0.8%
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	429,950
Jollibee Worldwide Pte Ltd., 3.90%, (Call 01/23/25)(a)(d)(e)	400	397,825
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(a)	200	214,475
Petron Corp.
4.60%, (Call 07/19/23)(a)(d)(e)	200	199,975
5.95%, (Call 04/19/26)(a)(d)(e)	400	418,125
San Miguel Crop., 5.50%, (Call 07/29/25)(a)(d)(e)	200	208,250
SMC Global Power Holdings Corp.
5.45%, (Call 12/09/26)(a)(d)(e)	200	199,063
5.70%, (Call 01/21/26)(a)(d)(e)	200	199,475
5.95%, (Call 05/05/25)(a)(d)(e)	200	201,412
6.50%, (Call 04/25/24)(a)(d)(e)	800	814,900
7.00%, (Call 10/21/25)(a)(d)(e)	400	419,450
		3,702,900
Qatar — 0.1%
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26)(a)(d)(e)	400	401,625

Russia — 1.9%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 04/15/30 (Call 04/15/25)(a)(d)	600	627,112
6.95%, (Call 04/30/23)(a)(d)(e)	400	415,075
Credit Bank of Moscow Via CBOM Finance PLC
4.70%, 01/29/25(a)	200	207,358
8.88%, (Call 11/10/22)(a)(d)(e)	400	409,000
Eurochem Finance DAC, 5.50%, 03/13/24 (Call 12/13/23)(a)	600	651,780
Evraz PLC
5.25%, 04/02/24 (Call 01/02/24)(a)	400	429,575
5.38%, 03/20/23(a)	600	631,050
Metalloinvest Finance DAC, 4.85%, 05/02/24(a)	400	429,325
Polyus Finance PLC, 5.25%, 02/07/23(a)	400	421,950
TMK OAO Via TMK Capital SA, 4.30%, 02/12/27(a)	400	401,325
Uralkali OJSC Via Uralkali Finance DAC, 4.00%, 10/22/24(a)	400	417,575
VEON Holdings BV
3.38%, 11/25/27 (Call 08/25/27)(a)	800	804,000
4.00%, 04/09/25 (Call 01/09/25)(a)	800	841,250
4.95%, 06/16/24 (Call 03/16/24)(a)	200	214,913
5.95%, 02/13/23(a)	400	426,325
VTB Bank PJSC Via VTB Eurasia DAC, 9.50%, (Call 12/06/22)(a)(d)(e)	1,250	1,354,922
		8,682,535
Saudi Arabia — 0.3%
Arabian Centres Sukuk II Ltd.
5.63%, 10/07/26(c)	200	207,000
5.63%, 10/07/26(a)	200	207,000
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(a)	200	206,850

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Saudi Arabia (continued)
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(a)	$600	$621,675
		1,242,525
Singapore — 0.2%
GLP Pte Ltd., 4.50%, (Call 05/17/26)(a)(d)(e)	400	398,000
Singapore Airlines Ltd., 3.00%, 07/20/26 (Call 06/20/26)(a)	400	410,652
		808,652
South Africa — 1.4%
Absa Group Ltd., 6.38%, (Call 05/27/26)(a)(d)(e)	200	204,063
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(a)	600	664,312
6.75%, 08/06/23(a)	417	433,941
7.13%, 02/11/25(a)	660	691,185
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(d)	200	210,600
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 05/15/24 (Call 04/15/24)(a)	400	432,450
6.13%, 05/15/29 (Call 02/15/29)(a)	200	236,537
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26 (Call 03/04/23)(a)	400	413,125
MTN Mauritius Investments Ltd.
4.76%, 11/11/24(a)	600	634,237
6.50%, 10/13/26(a)	200	229,288
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)	400	408,100
5.50%, 03/18/31 (Call 03/18/30)	400	417,125
5.88%, 03/27/24 (Call 02/27/24)	800	846,650
6.50%, 09/27/28 (Call 06/27/28)	400	445,125
		6,266,738
South Korea — 0.3%
SK Innovation Co. Ltd., 4.13%, 07/13/23(a)	400	420,520
Woori Bank
4.25%, (Call 10/04/24)(a)(d)(e)	400	415,825
5.25%, (Call 05/16/22)(a)(d)(e)	400	411,075
		1,247,420
Spain — 0.1%
EnfraGen Energia Sur SA, 5.38%, 12/30/30	400	398,000

Switzerland — 0.0%
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(c)	200	205,440

Thailand — 0.5%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29)(a)(d)	600	622,987
5.00%, 12/31/99	400	420,460
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(a)(d)	800	818,400
Krung Thai Bank PCL/Cayman Islands, 4.40%, (Call 03/25/26)(a)(d)(e)	400	405,500
		2,267,347
Togo — 0.0%
Ecobank Transnational Inc., 9.50%, 04/18/24(a)	200	213,663

Turkey — 2.2%
Akbank T.A.S., 6.80%, 02/06/26(a)	400	423,700
Akbank TAS
5.13%, 03/31/25(a)	200	201,288
6.80%, 06/22/31 (Call 06/22/26)(c)(d)	200	200,250
7.20%, 03/16/27 (Call 03/16/22)(a)(d)	200	202,100
Arcelik AS, 5.00%, 04/03/23(a)	200	207,288
Coca-Cola Icecek AS, 4.22%, 09/19/24 (Call 06/19/24)(a)	200	210,037
	Par
Security	(000)	Value

Turkey (continued)
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(a)	$400	$412,825
6.50%, 03/11/25 (Call 12/11/24)(a)	400	432,200
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(a)	200	211,287
QNB Finansbank AS, 6.88%, 09/07/24(a)	400	435,075
Turk Telekomunikasyon AS
4.88%, 06/19/24(a)	200	209,100
6.88%, 02/28/25(a)	400	440,450
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	200	215,412
5.80%, 04/11/28 (Call 01/11/28)(a)	400	428,625
Turkiye Garanti Bankasi AS
5.88%, 03/16/23(a)	300	314,025
6.13%, 05/24/27 (Call 05/24/22)(a)(d)	400	401,825
Turkiye Is Bankasi AS
6.13%, 04/25/24(a)	800	831,150
7.00%, 06/29/28 (Call 06/29/23)(a)(d)	200	202,663
7.75%, 01/22/30 (Call 01/22/25)(a)(d)	400	416,732
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(a)	400	401,575
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	300	334,556
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(a)	200	199,100
8.13%, 03/28/24(a)	600	652,800
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(a)	400	432,325
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(a)	300	308,306
6.10%, 03/16/23(a)	200	207,288
7.88%, 01/22/31 (Call 01/22/26)(c)(d)	200	209,500
8.25%, 10/15/24(a)	200	219,000
13.88%, (Call 01/15/24)(a)(d)(e)	400	463,000
		9,823,482
Ukraine — 0.4%
DTEK Finance PLC, 5.00%, (5.00% PIK), 12/31/27 (Call 08/31/21)(a)(f)	906	587,906
Metinvest BV
7.75%, 10/17/29(a)	200	220,350
8.50%, 04/23/26 (Call 01/23/26)(a)	400	452,700
MHP Lux SA, 6.95%, 04/03/26(a)	200	210,600
MHP SE, 7.75%, 05/10/24(a)	400	430,575
		1,902,131
United Arab Emirates — 1.4%
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(d)(e)	400	427,575
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(d)(e)	400	424,125
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(d)(e)	400	431,000
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(d)(e)	600	621,930
DP World Salaam, 6.00%, (Call 10/01/25)(a)(d)(e)	1,000	1,092,812
Emaar Sukuk Ltd.
3.64%, 09/15/26(a)	400	413,825
3.88%, 09/17/29(a)	200	203,975
EMG Sukuk Ltd., 4.56%, 06/18/24(a)	600	639,113
Emirates NBD Bank PJSC
4.25%, (Call 02/27/27)(a)(d)(e)	200	205,063
6.13%, (Call 03/20/25)(a)(d)(e)	600	641,437
6.13%, (Call 04/09/26)(a)(d)(e)	400	438,500

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

United Arab Emirates (continued)
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(a)	$600	$618,750
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25(a)	500	380,156
		6,538,261
United States — 0.5%
Champion Path Holdings Ltd.
4.50%, 01/27/26 (Call 01/27/24)(a)	200	204,000
4.85%, 01/27/28 (Call 01/27/25)(a)	400	409,325
Fortune Star BVI Ltd., 5.05%, 01/27/27 (Call 01/27/25)(a)	200	197,537
Franshion Brilliant Ltd., 6.00%, (Call 02/08/26)(a)(d)(e)	200	200,750
Klabin Austria GmbH, 3.20%, 01/12/31 (Call 10/12/30)(a)	400	393,800
Mexico Remittances Funding Fiduciary Estate Management Sarl, 4.88%, 01/15/28	200	195,250
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(c)	300	298,500
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(a)	200	200,975
		2,100,137
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(a)	250	246,766

Zambia — 0.8%
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 08/09/21)(a)	400	407,600
6.88%, 03/01/26 (Call 08/09/21)(a)	600	626,625
6.88%, 10/15/27 (Call 10/15/23)(a)	800	867,000
7.25%, 04/01/23 (Call 08/09/21)(a)	800	815,250
7.50%, 04/01/25 (Call 08/09/21)(a)	800	829,750
		3,546,225
Total Corporate Bonds & Notes — 51.4%
(Cost: $230,977,234)		234,459,570

Foreign Government Obligations(h)

Angola — 1.0%
Angolan Government International Bond
8.00%, 11/26/29(a)	1,000	1,033,000
8.25%, 05/09/28(a)	800	834,900
9.13%, 11/26/49(a)	1,000	1,027,375
9.38%, 05/08/48(a)	600	627,300
9.50%, 11/12/25(a)	800	881,900
		4,404,475
Argentina — 2.7%
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 08/30/21)(i)	8,483	3,070,781
1.00%, 07/09/29 (Call 08/30/21)(b)	1,549	592,537
1.13%, 07/09/35 (Call 08/30/21)(i)	10,846	3,508,469
1.13%, 07/09/46 (Call 08/30/21)(i)	1,250	418,125
2.00%, 01/09/38 (Call 08/30/21)(i)	6,256	2,461,839
2.50%, 07/09/41 (Call 08/30/21)(b)(i)	5,550	2,071,884
		12,123,635
Azerbaijan — 0.4%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(a)	450	466,959
4.75%, 03/18/24(a)	800	863,400
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(a)	600	630,863
		1,961,222
Bahrain — 1.9%
Bahrain Government International Bond
5.25%, 01/25/33(a)	600	576,188
	Par
Security	(000)	Value

Bahrain (continued)
5.45%, 09/16/32(a)	$400	$392,125
5.63%, 09/30/31(a)	400	399,075
6.00%, 09/19/44(a)	800	748,400
6.13%, 08/01/23(a)	800	853,400
6.75%, 09/20/29(a)	600	649,425
7.00%, 01/26/26(a)	600	671,550
7.00%, 10/12/28(a)	900	998,156
7.38%, 05/14/30(a)	600	669,675
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(a)	600	632,175
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	600	688,988
CBB International Sukuk Programme Co WLL
3.95%, 09/16/27(a)	500	507,656
4.50%, 03/30/27(a)	400	418,200
6.25%, 11/14/24(a)	600	652,800
		8,857,813
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)(b)	600	536,925

Brazil — 4.6%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(a)	800	883,400
Brazilian Government International Bond
2.88%, 06/06/25	1,000	1,033,000
3.75%, 09/12/31	400	395,400
3.88%, 06/12/30(b)	1,900	1,916,981
4.25%, 01/07/25	2,548	2,759,484
4.50%, 05/30/29 (Call 02/28/29)(b)	1,000	1,068,000
4.63%, 01/13/28 (Call 10/13/27)(b)	1,600	1,731,300
4.75%, 01/14/50 (Call 07/14/49)	2,050	1,970,306
5.00%, 01/27/45(b)	1,926	1,920,944
5.63%, 01/07/41	1,317	1,416,434
5.63%, 02/21/47	1,500	1,620,281
6.00%, 04/07/26	1,214	1,420,228
7.13%, 01/20/37	860	1,083,493
8.25%, 01/20/34	700	969,850
8.88%, 04/15/24	520	640,673
		20,829,774
Colombia — 4.0%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	1,200	1,218,600
3.13%, 04/15/31 (Call 01/15/31)	2,200	2,152,287
3.88%, 04/25/27 (Call 01/25/27)	1,600	1,693,300
3.88%, 02/15/61 (Call 08/15/60)	1,200	1,049,475
4.00%, 02/26/24 (Call 11/26/23)	1,400	1,469,388
4.50%, 03/15/29 (Call 12/15/28)	1,800	1,952,212
5.00%, 06/15/45 (Call 12/15/44)	3,000	3,126,187
5.20%, 05/15/49 (Call 11/15/48)	1,400	1,510,075
5.63%, 02/26/44 (Call 08/26/43)	1,400	1,561,263
6.13%, 01/18/41	2,000	2,349,125
		18,081,912
Costa Rica — 0.4%
Costa Rica Government International Bond
6.13%, 02/19/31(a)(b)	600	638,925
7.00%, 04/04/44(a)	662	692,948
7.16%, 03/12/45(a)	600	636,863
		1,968,736

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Dominican Republic — 2.8%
Dominican Republic International Bond
4.50%, 01/30/30(a)	$1,050	$1,074,806
4.88%, 09/23/32(a)	1,750	1,815,625
5.30%, 01/21/41(a)	700	710,631
5.50%, 01/27/25(a)	625	679,609
5.88%, 01/30/60(a)	1,700	1,712,750
5.95%, 01/25/27(a)(b)	850	953,328
6.00%, 07/19/28(a)	800	911,250
6.40%, 06/05/49(a)	750	815,297
6.50%, 02/15/48(a)	600	656,925
6.85%, 01/27/45(a)	1,040	1,181,570
6.88%, 01/29/26(a)	800	921,400
7.45%, 04/30/44(a)	900	1,096,763
		12,529,954
Ecuador — 1.4%
Ecuador Government International Bond
0.00%, 07/31/30(a)(g)	578	318,623
0.50%, 07/31/40(a)(i)	1,875	1,162,500
1.00%, 07/31/35(a)(i)	4,450	3,092,750
5.00%, 07/31/30(a)(i)	1,900	1,667,250
		6,241,123
Egypt — 2.7%
Egypt Government International Bond
5.58%, 02/21/23(a)	600	627,113
5.75%, 05/29/24(a)	600	636,863
5.88%, 06/11/25(a)	800	850,150
5.88%, 02/16/31(a)	1,000	961,250
6.59%, 02/21/28(a)	614	641,361
7.05%, 01/15/32(a)	600	610,988
7.50%, 01/31/27(a)	1,000	1,106,437
7.50%, 02/16/61(a)	800	745,000
7.60%, 03/01/29(a)	1,000	1,083,625
7.63%, 05/29/32(a)	1,000	1,051,750
7.90%, 02/21/48(a)	800	782,400
8.50%, 01/31/47(a)	1,300	1,346,556
8.70%, 03/01/49(a)	800	836,150
8.88%, 05/29/50(a)	1,000	1,064,562
		12,344,205
El Salvador — 0.3%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(a)	550	447,047
7.65%, 06/15/35(a)	500	437,656
9.50%, 07/15/52(a)	550	517,172
		1,401,875
Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(a)	600	532,238

Gabon — 0.1%
Gabon Government International Bond, 6.63%, 02/06/31(a)	600	600,675

Ghana — 1.2%
Ghana Government International Bond
6.38%, 02/11/27(a)	600	590,738
7.63%, 05/16/29(a)	400	399,450
7.75%, 04/07/29(c)	400	403,125
7.75%, 04/07/29(a)	200	201,563
7.88%, 02/11/35(a)	400	383,950
8.13%, 01/18/26(a)	470	496,085
8.13%, 03/26/32(a)	700	699,037
8.63%, 04/07/34(c)	600	606,187
	Par
Security	(000)	Value

Ghana (continued)
8.63%, 06/16/49(a)	$600	$567,863
8.95%, 03/26/51(a)	500	486,656
10.75%, 10/14/30(a)	600	747,487
		5,582,141
Guatemala — 0.2%
Guatemala Government Bond, 6.13%, 06/01/50(Call 12/01/49)(a)(b)	700	836,850

Iraq — 0.3%
Iraq International Bond
5.80%, 01/15/28 (Call 09/13/21)(a)	1,422	1,355,047
6.75%, 03/09/23(a)	200	202,850
		1,557,897
Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.13%, 06/15/33(a)	600	646,800

Jamaica — 0.7%
Jamaica Government International Bond
6.75%, 04/28/28(b)	800	934,000
7.88%, 07/28/45	900	1,255,387
8.00%, 03/15/39	700	980,219
		3,169,606
Jordan — 0.5%
Jordan Government International Bond
5.75%, 01/31/27(a)	400	430,575
5.85%, 07/07/30(a)	700	722,750
6.13%, 01/29/26(a)	600	650,175
7.38%, 10/10/47(a)	600	628,425
		2,431,925
Kenya — 0.8%
Republic of Kenya Government International Bond
6.30%, 01/23/34(c)	400	404,125
6.88%, 06/24/24(a)	1,000	1,094,875
7.25%, 02/28/28(a)	600	662,175
8.00%, 05/22/32(a)	600	676,050
8.25%, 02/28/48(a)	600	661,425
		3,498,650
Lebanon — 0.1%
Lebanon Government International Bond
6.00%, 01/27/23(a)(j)	500	60,000
6.10%, 10/04/22(a)(j)	900	108,000
6.60%, 11/27/26(a)(j)	900	108,000
6.65%, 02/26/30(a)(j)	740	86,950
6.75%, 11/29/27(a)(j)	500	60,000
6.85%, 03/23/27(a)(j)	650	78,000
7.00%, 03/23/32(a)(j)	500	60,000
		560,950
Malaysia — 0.4%
1MDB Global Investments Ltd., 4.40%, 03/09/23(a)	2,000	2,005,375

Morocco — 0.3%
Morocco Government International Bond
3.00%, 12/15/32(a)	600	583,688
4.00%, 12/15/50(a)	600	562,500
		1,146,188
Nigeria — 1.1%
Nigeria Government International Bond
6.50%, 11/28/27(a)	800	846,900

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Nigeria (continued)
7.14%, 02/23/30(a)	$514	$539,957
7.63%, 11/21/25(a)	700	785,444
7.63%, 11/28/47(a)	800	802,650
7.70%, 02/23/38(a)	800	819,400
7.88%, 02/16/32(a)	800	854,900
8.75%, 01/21/31(a)	400	450,950
		5,100,201
Oman — 3.2%
Oman Government International Bond
4.75%, 06/15/26(a)	1,900	1,960,325
4.88%, 02/01/25(a)	200	208,788
5.38%, 03/08/27(a)	600	629,550
5.63%, 01/17/28(a)	1,800	1,892,250
6.00%, 08/01/29(a)	1,200	1,275,600
6.25%, 01/25/31(a)	1,000	1,079,062
6.50%, 03/08/47(a)	1,000	987,688
6.75%, 10/28/27(a)	800	892,000
6.75%, 01/17/48(a)	1,400	1,407,700
7.00%, 01/25/51(a)	400	412,125
7.38%, 10/28/32(a)	800	914,250
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(a)	800	830,400
4.88%, 06/15/30(c)	800	834,500
5.93%, 10/31/25(a)	1,200	1,314,000
		14,638,238
Pakistan — 0.7%
Pakistan Government International Bond
6.00%, 04/08/26(c)	400	402,044
6.00%, 04/08/26(a)	200	201,022
6.88%, 12/05/27(a)	800	817,650
7.38%, 04/08/31(c)	600	601,566
7.38%, 04/08/31(a)	200	200,522
8.25%, 04/15/24(a)	677	730,441
		2,953,245
Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31 (Call 01/28/31)(a)	400	459,325
5.40%, 03/30/50 (Call 09/30/49)(a)	600	705,863
6.10%, 08/11/44(a)	600	747,487
		1,912,675
Senegal — 0.3%
Senegal Government International Bond
6.25%, 05/23/33(a)	500	527,594
6.75%, 03/13/48(a)	600	613,050
		1,140,644
Serbia — 0.2%
Serbia International Bond, 2.13%, 12/01/30(a)	735	698,847

South Africa — 2.2%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,000	1,033,000
4.67%, 01/17/24	800	861,150
4.85%, 09/27/27(b)	400	429,325
4.85%, 09/30/29	1,100	1,161,737
4.88%, 04/14/26(b)	804	874,250
5.00%, 10/12/46	600	567,113
5.38%, 07/24/44	500	498,375
5.65%, 09/27/47(b)	800	810,150
5.75%, 09/30/49(b)	1,700	1,727,412
	Par
Security	(000)	Value

South Africa (continued)
5.88%, 09/16/25	$986	$1,115,289
5.88%, 06/22/30(b)	800	907,900
		9,985,701
Sri Lanka — 0.8%
Sri Lanka Government International Bond
5.75%, 04/18/23(a)	600	436,800
6.20%, 05/11/27(a)	800	492,150
6.75%, 04/18/28(a)	700	429,319
6.83%, 07/18/26(a)	800	502,400
6.85%, 03/14/24(a)	500	325,719
6.85%, 11/03/25(a)	700	447,037
7.55%, 03/28/30(a)	800	490,400
7.85%, 03/14/29(a)	700	429,756
		3,553,581
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)	600	633,675

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(a)	600	508,500

Turkey — 7.9%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(a)	600	608,175
5.00%, 04/06/23(a)	800	819,650
5.13%, 06/22/26(c)	1,200	1,197,375
Turkey Government International Bond
3.25%, 03/23/23	900	898,763
4.25%, 03/13/25	1,000	984,250
4.25%, 04/14/26	600	579,863
4.75%, 01/26/26	1,000	986,250
4.88%, 10/09/26(b)	1,710	1,684,136
4.88%, 04/16/43(b)	1,779	1,427,981
5.13%, 02/17/28(b)	1,200	1,173,975
5.25%, 03/13/30(b)	1,200	1,149,975
5.60%, 11/14/24	1,300	1,340,056
5.75%, 03/22/24	1,250	1,297,500
5.75%, 05/11/47(b)	1,826	1,576,979
5.88%, 06/26/31(b)	700	683,594
5.95%, 01/15/31	1,200	1,182,375
6.00%, 03/25/27(b)	1,521	1,563,588
6.00%, 01/14/41	1,703	1,555,371
6.13%, 10/24/28(b)	1,000	1,026,437
6.35%, 08/10/24	1,250	1,313,125
6.38%, 10/14/25	1,400	1,470,262
6.63%, 02/17/45	1,600	1,531,800
6.75%, 05/30/40	975	965,433
6.88%, 03/17/36(b)	1,561	1,587,147
7.25%, 12/23/23	1,200	1,293,600
7.25%, 03/05/38	650	686,481
7.38%, 02/05/25(b)	1,770	1,918,016
7.63%, 04/26/29(b)	1,600	1,762,800
8.00%, 02/14/34(b)	713	804,710
11.88%, 01/15/30(b)	800	1,112,400
		36,182,067
Ukraine — 1.9%
Ukraine Government International Bond
6.88%, 05/21/29(c)	800	825,200
7.25%, 03/15/33(a)	1,500	1,544,344

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

Ukraine (continued)
7.38%, 09/25/32(a)	$1,700	$1,768,319
7.75%, 09/01/23(a)	775	830,412
7.75%, 09/01/24(a)	618	671,032
7.75%, 09/01/25(a)	736	800,032
7.75%, 09/01/26(a)	700	767,069
7.75%, 09/01/27(a)	650	711,262
9.75%, 11/01/28(a)	800	951,650
		8,869,320
United Arab Emirates — 0.3%
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(a)	800	749,250
5.25%, 01/30/43(a)	400	450,825
		1,200,075
Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(a)	600	664,800

Zambia — 0.2%
Zambia Government International Bond
8.50%, 04/14/24(a)(j)(k)	600	390,000
8.97%, 07/30/27(a)(j)(k)	600	385,800
		775,800
Total Foreign Government Obligations — 46.7%
(Cost: $219,365,500)		212,668,313

Short-Term Investments

Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(l)(m)(n)	36,460	36,478,002
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(l)(m)	8,219	8,219,000
		44,697,002
Total Short-Term Investments — 9.8%
(Cost: $44,697,198)		44,697,002

Total Investments in Securities — 107.9%
(Cost: $495,039,932)		491,824,885

Other Assets, Less Liabilities — (7.9)%		(35,868,116)

Net Assets — 100.0%		$455,956,769

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.

(f)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon pay-ments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.

(g)	Zero-coupon bond.

(h)	U.S. dollar denominated security issued by foreign domiciled entity.

(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(j)	Issuer filed for bankruptcy and/or is in default.

(k)	Non-income producing security.

(l)	Affiliate of the Fund.

(m)	Annualized 7-day yield as of period-end.

(n)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,259,777	$19,223,716	(a)	$—	$(7,110)	$1,619	$36,478,002	36,460	$80,790	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,109,000	4,110,000	(a)	—	—	—	8,219,000	8,219	505		—
					$(7,110)	$1,619	$44,697,002		$81,295		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes.	$—	$234,459,570	$—	$234,459,570
Foreign Government Obligations	—	212,668,313	—	212,668,313
Money Market Funds	44,697,002	—	—	44,697,002
	$44,697,002	$447,127,883	$—	$491,824,885

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind
PJSC	Public Joint Stock Company